Related Party Transactions and Balances - Schedule of Due to Related Parties (Details)	12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Leung Tsz Him [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties, Relationship with the Company	CEO of our Company
Amount due to related parties	$ 1,921,206	$ 246,913	$ 961,197
Choi Tan Yee [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties, Relationship with the Company	CFO of our Company
Amount due to related parties	$ 34,459	4,429	28,459
Related Party [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties	$ 1,955,665	$ 251,342	$ 989,656